Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000275993 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Independence Point Shares
Trading Symbol	IPSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of June 1, 2026, the commencement of the Fund’s Independence Point shares, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independence Point Shares*	$4	0.26%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.26%	[1],[2]
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On June 1, 2026, the Fund commenced offering Independence Point Shares.
This is a summary of certain changes to the Fund since June 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000275994 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	SPARK℠ Future Shares
Trading Symbol	SPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of June 1, 2026, the commencement of the Fund’s SPARK℠ Future shares, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Future Shares*	$5	0.30%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 5	[3]
Expense Ratio, Percent	0.30%	[3],[4]
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On June 1, 2026, the Fund commenced offering SPARK℠ Future Shares.
This is a summary of certain changes to the Fund since June 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000250287 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	BOLD® Future Shares
Trading Symbol	DBFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Future Shares*	$23	0.47%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 23	[5]
Expense Ratio, Percent	0.47%	[5],[6]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000243326 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	SPARK℠ Shares
Trading Symbol	SPKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 8	[7]
Expense Ratio, Percent	0.16%	[7],[8]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000233952 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	BOLD® Shares
Trading Symbol	DBLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD®Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 8	[9]
Expense Ratio, Percent	0.16%	[9],[10]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000223301 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Service Shares
Trading Symbol	DGUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$48	0.96%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 48	[11]
Expense Ratio, Percent	0.96%	[11],[12]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000223302 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Wealth Shares
Trading Symbol	DGQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$20	0.41%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 20	[13]
Expense Ratio, Percent	0.41%	[13],[14]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000289 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Participant Shares
Trading Symbol	DPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$28	0.56%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 28	[15]
Expense Ratio, Percent	0.56%	[15],[16]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000288 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Administrative Shares
Trading Symbol	DAGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.27%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 14	[17]
Expense Ratio, Percent	0.27%	[17],[18]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000286 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Investor Shares
Trading Symbol	DGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[19]
Expense Ratio, Percent	0.42%	[19],[20]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000287 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Cash Management
Class Name	Institutional Shares
Trading Symbol	DGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 8	[21]
Expense Ratio, Percent	0.16%	[21],[22]
Material Change Date	May 29, 2026
Net Assets	$ 163,790,000,000
Holdings Count | Holding	230
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$163,790	230

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Cash Management to BNY Dreyfus Government Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000291 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.20%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 10	[23]
Expense Ratio, Percent	0.20%	[23],[24]
Material Change Date	May 29, 2026
Net Assets	$ 4,714,000,000
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$4,714	133

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000290 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$22	0.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 22	[25]
Expense Ratio, Percent	0.45%	[25],[26]
Material Change Date	May 29, 2026
Net Assets	$ 4,714,000,000
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$4,714	133

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000292 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.30%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 15	[27]
Expense Ratio, Percent	0.30%	[27],[28]
Material Change Date	May 29, 2026
Net Assets	$ 4,714,000,000
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$4,714	133

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000293 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Government Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$30	0.60%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 30	[29]
Expense Ratio, Percent	0.60%	[29],[30]
Material Change Date	May 29, 2026
Net Assets	$ 4,714,000,000
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$4,714	133

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Government Securities Cash Management to BNY Dreyfus Government Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized.
[7]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized.
[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized.
[11]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized.
[13]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[14]	Annualized.
[15]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[16]	Annualized.
[17]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[18]	Annualized.
[19]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[20]	Annualized.
[21]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[22]	Annualized.
[23]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[24]	Annualized.
[25]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[26]	Annualized.
[27]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[28]	Annualized.
[29]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[30]	Annualized.